SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (33,037)	¥ (231,019)	¥ (180,240)	¥ (516,202)
Net cash used in investing activities	(11,468)	(80,192)	460,228	351,294
Net cash provided by financing activities
Effect of foreign currency exchange rate changes on cash	1,851	12,937	(11,922)	20,092
Net increase/(decrease) in cash and restricted cash	(42,654)	(298,274)	268,066	(144,816)
Cash and restricted cash at the beginning of the year	93,023	650,515	382,449	527,265
Cash and restricted cash at the end of the year	$ 50,369	352,241	650,515	382,449
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		(32,515)	115,285	(133,979)
Net cash used in investing activities		(185,787)	(486)	(569,407)
Net cash provided by financing activities
Effect of foreign currency exchange rate changes on cash		(3,005)	2,713	31,168
Net increase/(decrease) in cash and restricted cash		(221,307)	117,512	(672,218)
Cash and restricted cash at the beginning of the year		223,509	105,997	778,215
Cash and restricted cash at the end of the year		¥ 2,202	¥ 223,509	¥ 105,997